Risk management - Management of capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Jan. 01, 2019
Risk management
Equity	$ 1,661,580	$ 1,502,000					$ 1,363,154
Loan capital	$ 667,814	$ 655,880					$ 638,665
Bonds issued 2014-2018			$ 699,000	$ 699,000	$ 699,000	$ 699,000
Issue of share capital			$ 245,000
Percentage of leverage ratio	13.00%	17.00%